Consolidated Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Exchange-Traded Funds–45.83%
Invesco Managed Futures Strategy ETF (Cost $121,412,298)(b)	2,483,000	$117,470,730
Common Stocks & Other Equity Interests–35.31%
Aerospace & Defense–0.13%
RTX Corp.	1,618	325,105
Agricultural Products & Services–0.24%
Archer-Daniels-Midland Co.	9,007	606,261
Air Freight & Logistics–0.71%
C.H. Robinson Worldwide, Inc.	3,834	747,438
Expeditors International of Washington, Inc.	4,897	786,165
FedEx Corp.	917	295,503
		1,829,106
Apparel Retail–0.23%
TJX Cos., Inc. (The)	3,928	588,454
Apparel, Accessories & Luxury Goods–0.14%
Ralph Lauren Corp.	1,039	367,193
Application Software–1.09%
Adobe, Inc.(c)	1,646	482,690
AppLovin Corp., Class A(c)	413	195,394
Autodesk, Inc.(c)	920	232,640
DocuSign, Inc.(c)	3,460	181,788
Intuit, Inc.	1,049	523,367
Salesforce, Inc.	1,329	282,133
Synopsys, Inc.(c)	191	88,837
Workday, Inc., Class A(c)	669	117,497
Zoom Communications, Inc., Class A(c)	7,425	683,843
		2,788,189
Asset Management & Custody Banks–0.80%
Bank of New York Mellon Corp. (The)	7,540	904,197
Northern Trust Corp.	1,589	237,444
State Street Corp.	6,866	898,485
		2,040,126
Automobile Manufacturers–0.28%
General Motors Co.	3,133	263,172
Tesla, Inc.(c)	1,052	452,791
		715,963
Biotechnology–1.32%
AbbVie, Inc.	3,464	772,507
Alnylam Pharmaceuticals, Inc.(c)	555	187,623
Amgen, Inc.	1,893	647,179
Exelixis, Inc.(c)	2,856	118,124
Gilead Sciences, Inc.	6,246	886,620
Incyte Corp.(c)	6,183	618,733
Neurocrine Biosciences, Inc.(c)	1,140	155,108
		3,385,894
Shares		Value
Broadcasting–0.21%
Fox Corp., Class A	7,404	$538,863
Broadline Retail–0.75%
Amazon.com, Inc.(c)	6,772	1,620,540
eBay, Inc.	3,464	315,986
		1,936,526
Building Products–0.17%
Allegion PLC	1,243	205,580
Johnson Controls International PLC	2,032	242,336
		447,916
Cable & Satellite–0.10%
Comcast Corp., Class A	8,960	266,560
Casinos & Gaming–0.11%
Las Vegas Sands Corp.	5,244	276,516
Communications Equipment–0.33%
Cisco Systems, Inc.	9,624	753,752
F5, Inc.(c)	317	87,368
		841,120
Construction & Engineering–0.14%
AECOM	665	64,126
API Group Corp.(c)	4,600	191,222
EMCOR Group, Inc.	154	110,992
		366,340
Construction Machinery & Heavy Transportation Equipment– 0.10%
Wabtec Corp.	1,148	264,201
Consumer Finance–0.36%
Capital One Financial Corp.	835	182,807
Synchrony Financial	10,358	752,301
		935,108
Consumer Staples Merchandise Retail–0.65%
Dollar General Corp.	2,458	352,551
Dollar Tree, Inc.(c)	4,220	496,230
Walmart, Inc.	6,861	817,419
		1,666,200
Data Processing & Outsourced Services–0.36%
Broadridge Financial Solutions, Inc.	2,052	404,470
SS&C Technologies Holdings, Inc.	6,205	508,127
		912,597
Diversified Banks–0.78%
Bank of America Corp.	13,595	723,254
Citigroup, Inc.	8,429	975,320
JPMorgan Chase & Co.	275	84,120
Wells Fargo & Co.	2,509	227,039
		2,009,733
Electric Utilities–1.64%
American Electric Power Co., Inc.	8,900	1,065,997
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Shares		Value
Electric Utilities–(continued)
Duke Energy Corp.	11,426	$1,386,545
Edison International	1,746	108,741
Entergy Corp.	1,191	114,205
Evergy, Inc.	4,993	383,113
Exelon Corp.	8,429	377,451
NRG Energy, Inc.	5,055	771,545
		4,207,597
Electrical Components & Equipment–0.12%
AMETEK, Inc.	793	177,616
Rockwell Automation, Inc.	283	119,327
		296,943
Electronic Components–0.31%
Amphenol Corp., Class A	4,859	700,085
Corning, Inc.	880	90,860
		790,945
Electronic Equipment & Instruments–0.10%
Keysight Technologies, Inc.(c)	1,138	246,184
Electronic Manufacturing Services–0.50%
Flex Ltd.(c)	5,285	333,166
Jabil, Inc.	1,251	296,725
TE Connectivity PLC (Switzerland)	2,891	644,057
		1,273,948
Environmental & Facilities Services–0.17%
Republic Services, Inc.	2,078	446,957
Fertilizers & Agricultural Chemicals–0.43%
CF Industries Holdings, Inc.	7,601	708,641
Corteva, Inc.	5,573	405,715
		1,114,356
Food Distributors–0.30%
US Foods Holding Corp.(c)	9,287	776,579
Food Retail–0.10%
Casey’s General Stores, Inc.	225	136,463
Kroger Co. (The)	1,866	117,278
		253,741
Health Care Distributors–0.97%
Cardinal Health, Inc.	4,655	1,000,266
Cencora, Inc.	2,084	748,614
McKesson Corp.	879	730,634
		2,479,514
Health Care Equipment–0.55%
Abbott Laboratories	2,818	308,007
Boston Scientific Corp.(c)	2,728	255,150
IDEXX Laboratories, Inc.(c)	312	209,183
ResMed, Inc.	742	191,666
STERIS PLC	1,696	445,370
		1,409,376
Health Care Facilities–0.63%
Encompass Health Corp.	2,418	228,573
HCA Healthcare, Inc.	1,612	787,091
Tenet Healthcare Corp.(c)	1,270	240,386
Shares		Value
Health Care Facilities–(continued)
Universal Health Services, Inc., Class B	1,757	$353,614
		1,609,664
Health Care Services–0.26%
CVS Health Corp.	2,984	222,368
DaVita, Inc.(c)	1,055	115,354
Labcorp Holdings, Inc.	817	221,832
Quest Diagnostics, Inc.	549	102,679
		662,233
Homefurnishing Retail–0.06%
Williams-Sonoma, Inc.	761	155,739
Hotels, Resorts & Cruise Lines–0.81%
Booking Holdings, Inc.	185	925,340
Carnival Corp.(c)	11,728	352,075
Expedia Group, Inc.	2,974	787,634
		2,065,049
Household Products–0.50%
Clorox Co. (The)	765	86,284
Colgate-Palmolive Co.	9,702	875,994
Procter & Gamble Co. (The)	2,134	323,877
		1,286,155
Human Resource & Employment Services–0.21%
Automatic Data Processing, Inc.	2,173	536,340
Independent Power Producers & Energy Traders–0.12%
AES Corp. (The)	20,966	307,152
Industrial Machinery & Supplies & Components–0.12%
Parker-Hannifin Corp.	317	296,661
Integrated Oil & Gas–0.47%
Chevron Corp.	4,177	738,911
Exxon Mobil Corp.	3,295	465,913
		1,204,824
Integrated Telecommunication Services–0.42%
AT&T, Inc.	36,669	961,094
Verizon Communications, Inc.	2,902	129,197
		1,090,291
Interactive Home Entertainment–0.02%
Electronic Arts, Inc.	315	64,235
Interactive Media & Services–1.40%
Alphabet, Inc., Class A	7,927	2,679,326
Meta Platforms, Inc., Class A	1,276	914,254
		3,593,580
Internet Services & Infrastructure–0.49%
GoDaddy, Inc., Class A(c)	2,692	270,600
Twilio, Inc., Class A(c)	452	54,448
VeriSign, Inc.	3,856	941,751
		1,266,799
Investment Banking & Brokerage–0.83%
Charles Schwab Corp. (The)	764	79,395
Goldman Sachs Group, Inc. (The)	1,110	1,038,305
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Shares		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley	5,475	$1,000,830
		2,118,530
IT Consulting & Other Services–0.42%
Accenture PLC, Class A	666	175,584
Cognizant Technology Solutions Corp., Class A	5,753	472,091
International Business Machines Corp.	1,362	417,726
		1,065,401
Leisure Products–0.16%
Hasbro, Inc.	4,552	406,539
Life & Health Insurance–0.14%
Globe Life, Inc.	1,843	258,425
Unum Group	1,340	101,800
		360,225
Life Sciences Tools & Services–0.14%
Illumina, Inc.(c)	1,587	229,814
Qiagen N.V.	2,242	120,328
		350,142
Managed Health Care–0.02%
Humana, Inc.	316	61,683
Metal, Glass & Plastic Containers–0.31%
Crown Holdings, Inc.	7,643	800,069
Movies & Entertainment–0.36%
Walt Disney Co. (The)	6,836	771,101
Warner Bros. Discovery, Inc.(c)	5,172	142,437
		913,538
Multi-Sector Holdings–0.30%
Berkshire Hathaway, Inc., Class B(c)	1,597	767,406
Multi-Utilities–0.62%
Ameren Corp.	2,959	305,606
DTE Energy Co.	6,188	831,543
NiSource, Inc.	7,933	351,353
WEC Energy Group, Inc.	984	108,899
		1,597,401
Oil & Gas Equipment & Services–0.39%
TechnipFMC PLC (United Kingdom)	17,821	992,986
Oil & Gas Exploration & Production–0.53%
APA Corp.	17,909	472,977
Devon Energy Corp.	4,761	191,440
EOG Resources, Inc.	6,196	694,757
Sabine Oil & Gas Holdings, Inc.(c)(d)	115	8
		1,359,182
Oil & Gas Refining & Marketing–0.18%
Marathon Petroleum Corp.	1,619	285,252
Valero Energy Corp.	959	173,991
		459,243
Oil & Gas Storage & Transportation–0.39%
Cheniere Energy, Inc.	948	200,521
Kinder Morgan, Inc.	22,744	693,465
Shares		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The)	1,551	$104,320
		998,306
Other Specialty Retail–0.07%
Ulta Beauty, Inc.(c)	276	178,671
Packaged Foods & Meats–0.39%
Hershey Co. (The)	1,199	233,505
Tyson Foods, Inc., Class A	11,669	762,336
		995,841
Passenger Airlines–0.03%
United Airlines Holdings, Inc.(c)	843	86,256
Passenger Ground Transportation–0.10%
Uber Technologies, Inc.(c)	3,367	269,528
Pharmaceuticals–1.22%
Bristol-Myers Squibb Co.	16,882	929,354
Eli Lilly and Co.	431	447,012
Johnson & Johnson	6,728	1,528,938
Viatris, Inc.	10,269	134,421
Zoetis, Inc.	672	83,879
		3,123,604
Property & Casualty Insurance–0.62%
American International Group, Inc.	3,705	277,430
Assurant, Inc.	1,901	452,685
Hartford Insurance Group, Inc. (The)	2,467	333,193
Loews Corp.	2,487	262,553
Travelers Cos., Inc. (The)	891	253,499
		1,579,360
Rail Transportation–0.09%
Union Pacific Corp.	965	226,871
Regional Banks–0.06%
Truist Financial Corp.	2,788	143,359
Research & Consulting Services–0.09%
Leidos Holdings, Inc.	1,231	231,773
Semiconductor Materials & Equipment–0.54%
KLA Corp.	405	578,316
Lam Research Corp.	3,454	806,371
		1,384,687
Semiconductors–2.99%
Advanced Micro Devices, Inc.(c)	519	122,863
Analog Devices, Inc.	4,075	1,266,836
Broadcom, Inc.	4,466	1,479,586
Micron Technology, Inc.	1,641	680,818
NVIDIA Corp.	18,782	3,589,803
QUALCOMM, Inc.	3,452	523,289
		7,663,195
Soft Drinks & Non-alcoholic Beverages–0.62%
Coca-Cola Co. (The)	6,499	486,190
Monster Beverage Corp.(c)	11,174	902,412
PepsiCo, Inc.	1,254	192,652
		1,581,254
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Shares		Value
Steel–0.03%
Steel Dynamics, Inc.	467	$83,859
Systems Software–1.56%
Gen Digital, Inc.	16,927	406,079
Microsoft Corp.	7,494	3,224,593
Oracle Corp.	1,353	222,677
ServiceNow, Inc.(c)	1,345	157,378
		4,010,727
Technology Hardware, Storage & Peripherals–1.52%
Apple, Inc.	13,177	3,419,168
NetApp, Inc.	1,497	144,236
Western Digital Corp.	1,336	334,307
		3,897,711
Tobacco–0.89%
Altria Group, Inc.	24,683	1,530,099
Philip Morris International, Inc.	4,138	742,523
		2,272,622
Total Common Stocks & Other Equity Interests (Cost $59,487,597)		90,522,802
	Shares	Value
Preferred Stocks–0.00%
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Pfd. (Cost $68,449)(d)	68,467	$404
	Principal Amount
Variable Rate Senior Loan Interests–0.00%(e)(f)
Oil & Gas Equipment & Services–0.00%
Lealand Finance Co. B.V., PIK Term Loan, 3.00% PIK Rate, 5.03% Cash Rate, 12/31/2027 (Cost $5)(g)	$46	38
	Shares
Money Market Funds–6.09%
Invesco Treasury Portfolio, Institutional Class, 3.57%(b)(h) (Cost $15,605,324)	15,605,324	15,605,324
TOTAL INVESTMENTS IN SECURITIES–87.23% (Cost $196,573,673)		223,599,298
OTHER ASSETS LESS LIABILITIES—12.77%		32,737,351
NET ASSETS–100.00%		$256,336,649
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
PIK	– Pay-in-Kind
Notes to Consolidated Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Invesco Managed Futures Strategy ETF	$113,226,420	$-	$(3,541,200)	$8,234,758	$(449,248)	$117,470,730	$1,152,261
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	13,977,978	18,287,744	(16,660,398)	-	-	15,605,324	166,481
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,318,547	(1,318,547)	-	-	-	748*
Invesco Private Prime Fund	-	3,389,098	(3,389,098)	-	-	-	2,000*
Total	$127,204,398	$22,995,389	$(24,909,243)	$8,234,758	$(449,248)	$133,076,054	$1,321,490

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(f)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	207	March-2026	$(72,095,513)	$(788,242)	$(788,242)

(a)	Futures contracts collateralized by $4,766,098 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/09/2026	Goldman Sachs International	USD	6,421,000	CAD	8,822,319	$60,057
02/09/2026	Goldman Sachs International	USD	12,842,000	GBP	9,475,271	123,360
Subtotal—Appreciation						183,417
Currency Risk
02/09/2026	Goldman Sachs International	JPY	1,001,293,244	USD	6,421,000	(52,260)
02/09/2026	Goldman Sachs International	NZD	22,121,089	USD	12,842,000	(480,101)
Subtotal—Depreciation						(532,361)
Total Forward Foreign Currency Contracts						$(348,944)

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	CORRA	Semi-Annually	(3.16)%	Semi-Annually	01/08/2036	CAD	44,180,000	$44,883	$73,814	$28,931
Pay	SORA	Semi-Annually	1.93	Semi-Annually	01/08/2031	SGD	23,090,000	2,267	77,121	74,854
Receive	6 Month NIBOR	Semi-Annually	(4.17)	Annually	01/08/2036	NOK	321,370,000	—	88,822	88,822
Pay	3 Month STIBOR	Quarterly	3.01	Annually	01/08/2036	SEK	294,120,000	172,420	385,636	213,216
Subtotal — Appreciation								219,570	625,393	405,823
Interest Rate Risk
Pay	3 Month NDBB	Quarterly	4.11	Semi-Annually	01/08/2036	NZD	55,320,000	—	(348,155)	(348,155)
Receive	6 Month SARON	Annually	(0.64)	Annually	01/08/2036	CHF	25,400,000	(26,452)	(311,923)	(285,471)
Pay	SONIA	Annually	4.04	Annually	01/08/2036	GBP	23,680,000	48,396	(203,670)	(252,066)
Pay	FBIL Overnight MIBOR	Semi-Annually	5.97	Semi-Annually	01/08/2031	INR	2,345,560,000	15,612	(182,274)	(197,886)
Pay	TTHORON	Quarterly	1.30	Quarterly	01/08/2031	THB	813,130,000	(37,550)	(213,153)	(175,603)
Receive	28 Day MXN TIEF	28 days	(7.60)	28 days	01/08/2031	MXN	214,830,000	2,739	(29,181)	(31,920)
Receive	6 Month BUBOR	Semi-Annually	(6.05)	Annually	01/08/2031	HUF	2,898,750,000	(8,228)	(22,371)	(14,143)
Receive	CLICP	Semi-Annually	(4.72)	Semi-Annually	01/08/2031	CLP	10,316,360,000	—	(11,571)	(11,571)
Subtotal — Depreciation								(5,483)	(1,322,298)	(1,316,815)
Total Centrally Cleared Interest Rate Swap Agreements								$214,087	$(696,905)	$(910,992)

(a)	Centrally cleared swap agreements collateralized by $4,946,658 cash held with Counterparties.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	FTSE Developed ex US Invesco Dynamic MultiFactor Monthly Long Short Total Return Index	0.45%	Monthly	64,920	March—2026	USD	93,323,149	$—	$318,529	$318,529
Goldman Sachs International	Receive	FTSE Developed ex US Invesco Dynamic MultiFactor Monthly Long Short Total Return Index	0.45	Monthly	3,920	March—2026	USD	5,568,477	—	85,796	85,796
Goldman Sachs International	Receive	FTSE Developed ex US Invesco Dynamic MultiFactor Monthly Long Short Total Return Index	0.54	Monthly	3,400	April—2026	USD	4,887,534	—	16,682	16,682
Goldman Sachs International	Receive	FTSE Developed ex US Invesco Dynamic MultiFactor Monthly Long Short Total Return Index	0.45	Monthly	1,630	March—2026	USD	2,343,142	—	7,998	7,998
Goldman Sachs International	Receive	Russell 1000 Invesco Dynamic MultiFactor Monthly Long Short Total Return Index	0.15	Monthly	34,050	March—2026	USD	39,135,027	—	47,132	47,132
Goldman Sachs International	Receive	Russell 2000 Invesco Dynamic MultiFactor Monthly Long Short Total Return Index	0.28	Monthly	31,300	March—2026	USD	38,037,638	—	540,463	540,463
Goldman Sachs International	Receive	Russell 2000 Invesco Dynamic MultiFactor Monthly Long Short Total Return Index	0.28	Monthly	1,550	March—2026	USD	1,897,378	—	13,039	13,039
Subtotal — Appreciation									—	1,029,639	1,029,639
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1756 Excess Return Index	0.42	Monthly	227,080	March—2026	USD	52,221,383	—	(1,548,549)	(1,548,549)
Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	0.32	Monthly	245,300	April—2026	USD	75,972,010	—	(894,560)	(894,560)
Subtotal — Depreciation									—	(2,443,109)	(2,443,109)
Total — Total Return Swap Agreements									$—	$(1,413,470)	$(1,413,470)

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $1,142,075.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1756 Excess Return Index
	Long Futures Contracts
	Aluminum	4.02%
	Brent Crude	6.65%
	Cocoa	0.00%
	Coffee	2.66%
	Corn	4.62%
	Cotton	1.50%
	Gas Oil	2.64%
	Gasoline	2.11%
	Gold	17.15%
	Heating Oil	2.09%
	Kansas Wheat	1.63%
	Lead	0.89%
	Lean Hogs	1.87%
	Live Cattle	3.75%
	Natural Gas	8.44%
	Nickel	2.20%
	Silver	5.33%
	Soybean Meal	3.08%
	Soybean Oil	4.14%
	Soybeans	5.66%
	Sugar	2.36%
	US Copper	6.68%
	Wheat	2.65%
	WTI Crude	5.86%
	Zinc	2.02%
	Total	100.00%
Macquarie F6 Carry Alpha Index
	Aluminum	9.98%
	Coffee	0.67%
	Corn	11.28%
	Cotton	2.50%
	Gas Oil	6.99%
	Heating Oil	0.55%
	Kansas Wheat	0.50%
	Lead	2.47%
	Lean Hogs	2.85%
	Live Cattle	6.49%
	Nickel	0.62%
	Soybean Meal	8.59%
	Soybean Oil	4.63%
	Soybeans	13.30%
	Sugar	0.67%
	US Copper	9.39%
	Wheat	4.55%
	WTI Crude	13.41%
	Zinc	0.57%
	Total	100.00%

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Abbreviations:
BUBOR	—Budapest Interbank Offered Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CORRA	—Canadian Overnight Repo Rate Average
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
HUF	—Hungarian Forint
INR	—Indian Rupee
JPY	—Japanese Yen
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
NDBB	—New Zealand Dollar Bank Bill
NIBOR	—Norwegian Interbank Offered Rate
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SARON	—Swiss Average Rate Overnight
SEK	—Swedish Krona
SGD	—Singapore Dollar
SONIA	—Sterling Overnight Index Average
SORA	—Singapore Overnight Rate Average
STIBOR	—Stockholm Interbank Offered Rate
THB	—Thai Baht
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Multi-Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$117,470,730	$—	$—	$117,470,730
Common Stocks & Other Equity Interests	90,522,794	—	8	90,522,802
Preferred Stocks	—	—	404	404
Variable Rate Senior Loan Interests	—	38	—	38
Money Market Funds	15,605,324	—	—	15,605,324
Total Investments in Securities	223,598,848	38	412	223,599,298
Other Investments - Assets*
Forward Foreign Currency Contracts	—	183,417	—	183,417
Swap Agreements	—	1,435,462	—	1,435,462
	—	1,618,879	—	1,618,879
Other Investments - Liabilities*
Futures Contracts	(788,242)	—	—	(788,242)
Forward Foreign Currency Contracts	—	(532,361)	—	(532,361)
Swap Agreements	—	(3,759,924)	—	(3,759,924)
	(788,242)	(4,292,285)	—	(5,080,527)
Total Other Investments	(788,242)	(2,673,406)	—	(3,461,648)
Total Investments	$222,810,606	$(2,673,368)	$412	$220,137,650

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Multi-Strategy Fund